Investments (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of interests in other entities

	December 31, 2021	December 31, 2020
Investment in Weichai Ballard JV (note 4)	$28,982	$27,561
Investment in Synergy Ballard JVCo (note 4)	—	—
Investment in Forsee Power	33,335	—
Investment in HyCap Fund I SCSp	7,636	—
Investment in CleanH2 Fund	339	—
Other	—	5
	$70,292	$27,566

Investment in Weichai Ballard JV	December 31, 2021	December 31, 2020
Beginning balance	$27,561	$21,642
Capital contribution to JV	12,351	22,515
Recognition (deferral) of 49% profit on inventory not yet sold to third party, net	3,909	(5,759)
Equity in loss	(16,084)	(12,495)
Cumulative translation adjustment due to foreign exchange	1,245	1,658
Ending balance	$28,982	$27,561
The following tables summarize the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2021, adjusted for foreign exchange differences, the application of the Corporation's accounting policies, and the Corporation's incorporation costs.

	December 31, 2021	December 31, 2020
Percentage ownership interest (49%)
Current assets	$104,907	$102,083
Non-current assets	2,339	178
Current liabilities	(36,385)	(26,701)
Non-current liabilities	(2,861)	(2,610)
Net assets (100%)	68,000	72,950
Corporation's share of net assets (49%)	33,320	35,746
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(4,662)	(8,509)
Carrying amount of investment in Weichai Ballard JV	$28,982	$27,561
14.    Investments (cont'd):
Investment in Weichai Ballard JV (cont'd)

	December 31,	December 31,
	2021	2020
Revenue (100%)	$38,260	$15,765
Net loss (100%)	32,825	25,499
Corporation's share of net loss (49%)	$16,084	$12,495

Investment in Synergy Ballard JVCo

Investment in Synergy Ballard JVCo	December 31, 2021	December 31, 2020
Beginning balance	$—	$—
Recognition of 10% profit on inventory sold to third party, net	56	62
Equity in loss	(56)	(62)
Ending balance	$—	$—